Organization and Business Operation	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Organization and Business Operation [Abstract]
Organization and Business Operation

Note 1 — Organization and Business Operation

Description of business

Estrella Immunopharma, Inc., a Delaware corporation, is a clinical-stage biopharmaceutical company developing T-cell therapies with the capacity to cure patients with blood cancers and solid tumors.

As further discussed below and in Note 3, on September 29, 2023 (the “Closing Date”), Estrella Biopharma, Inc. (“Estrella”) and TradeUP Acquisition Corp. (“UPTD”) consummated the business combination (the “Business Combination”) pursuant to the terms of the Agreement and Plan of Merger, dated as of September 30, 2022 (the “Merger Agreement”), by and among UPTD, Tradeup Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of UPTD (“Merger Sub”), and the Company. Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Estrella, with Estrella surviving as a wholly-owned subsidiary of UPTD. Upon closing of the Business Combination (the “Closing”), UPTD changed its corporate name to Estrella Immunopharma, Inc. (“New Estrella” or the “Company”).

Estrella was incorporated in the State of Delaware on March 30, 2022 by Eureka Therapeutics, Inc. (“Eureka”), which was incorporated in California in February 2006 and reincorporated in Delaware in March 2018 and is the predecessor of Estrella. Estrella’s fiscal year end is June 30, and the Company’s fiscal year end changed from December 31 to June 30 effective as of the Closing Date.

On June 28, 2022, pursuant to a Contribution Agreement between Estrella and Eureka (the “Contribution Agreement”), Eureka contributed certain assets (the “Assets”) related to T-cell therapies targeting CD19 and CD22, proteins expressed on the surface of almost all B-cell leukemias and lymphomas, in exchange for 105,000,000 shares of Estrella’s Series AA Preferred Stock (the “Separation”).

As part of the Separation, Estrella entered into a License Agreement (the “License Agreement”) with Eureka and Eureka Therapeutics (Cayman) Ltd. (“Eureka Cayman”), an affiliate of Eureka, and a Services Agreement (the “Services Agreement”) with Eureka, and Eureka contributed and assigned the Collaboration Agreement between Eureka and Imugene Limited (“Imugene”) (the “Collaboration Agreement”) to Estrella. The License Agreement grants the Company an exclusive license to develop CD19 and CD22 targeted T-cell therapies using Eureka’s ARTEMIS® platform. Under the Services Agreement, Eureka has agreed to perform certain services for the Company in connection with the development of the Company’s product candidates, EB103 and EB104. EB103, which is a T-cell therapy also called “CD19-Redirected ARTEMIS® T-Cell Therapy,” utilizes Eureka’s ARTEMIS® technology to target CD19. The Company is also developing EB104, a T-cell therapy also called “CD19/22 Dual-Targeting ARTEMIS® T-Cell Therapy.” Like EB103, EB104 utilizes Eureka’s ARTEMIS® technology to target not only CD19, but also CD22. The Collaboration Agreement establishes the partnership between the Company and Imugene related to development of solid tumor treatments using Imugene’s product candidate (“CF33-CD19t”) in conjunction with EB103.

On March 2, 2023, the FDA cleared Estrella’s IND application for EB103, allowing Estrella to proceed with the Phase I/II STARLIGHT-1 Clinical Trial “STARLIGHT-1”. On March 4, 2024, the Company, Estrella and Eureka executed Statement of Work #001 relating to clinical trial services to be performed by Eureka in connection with the STARLIGHT-1 clinical trial (see Note 9). On May 13, 2024, the Company and Eureka entered into Amendment No. 1 to the Statement of Work, effective as of March 4, 2024 (see Note 9). As of December 31, 2024, the Company is continuing to enroll patients into the STARLIGHT-1 clinical trial in the U.S.

Merger and reverse recapitalization

As described above and further discussed in Note 3, the Business Combination was consummated on September 29, 2023.

The Business Combination was accounted for as a “reverse recapitalization.” Under this method of accounting, UPTD was treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Estrella issuing shares for the net assets of UPTD, accompanied by a recapitalization. The net assets of UPTD are stated at historical costs. No goodwill or other intangible assets are recorded.

On June 26, 2024, the Company filed a Certificate of Ownership and Merger with the Delaware Secretary of State to effect a merger (the “Merger 1”) with its wholly-owned subsidiary, Estrella BioPharma Inc, pursuant to Section 253 of the Delaware General Corporation Law. The Merger 1 was approved by resolutions duly adopted by the unanimous written consent of the Company’s board of directors. The Merger 1 became effective at 11:59 PM Eastern Time on June 30, 2024, at which time the separate existence of Estrella ceased, and the Company became the surviving corporation.

Incorporation of HK Entity

In November 2024, the Company established Estrella Immunopharma (Hong Kong) Co. Ltd (“Estrella HK”) as a wholly-owned subsidiary in Hong Kong. This subsidiary was created to facilitate strategic collaborations and provide a local presence to support the Company’s operations and initiatives in Asia. As of December 31, 2024, Estrella HK had not commenced any operations.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared on a basis which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of December 31, 2024, the Company had cash of approximately $0.9 million, and accumulated deficit of approximately $23.9 million. For the six-month transition period ended December 31, 2024, loss from operations was approximately $4.4 million. The Company’s ability to fund its operations is dependent on the amount of cash on hand and its ability to raise debt or additional equity financing. The Company has expended substantial funds on its research and development business, has experienced losses and negative cash flows from operations since its inception and expects losses and negative cash flows from operations to continue until its technology receives regulatory approval and the Company generates sufficient revenue and positive cash flow from operations, if ever.

On September 29, 2023, the Business Combination and several concurrent financing transactions were consummated, with the Company receiving net proceeds of approximately $20.1 million, after deducting $5.1 million payable to redeem 467,122 shares of UPTD Common Stock at $10.86 per share in connection with the special meeting of UPTD stockholders related to the Business Combination held on July 31, 2023, $1.6 million for UPTD’s transaction expenses and $0.7 million for repayment of working capital loans, consisting of: (i) $9.75 million from the issuance of shares of the Company’s Operating Series A Preferred Stock immediately prior to the closing of the Business Combination ($0.7 million of which was comprised of funds in the trust account delivered to the Company at the closing of the Business Combination that would have otherwise been paid to US Tiger Securities, Inc. as a deferred underwriting fee in connection with UPTD’s IPO); (ii) $0.3 million from the issuance of an unsecured promissory note by us to a third party investor; (iii) $0.7 million from the funds held in UPTD’s trust account; and (iv) $10 million from the PIPE investors pursuant to the Subscription Agreements.

On April 20, 2023, UPTD entered into the Common Stock Purchase Agreement and the White Lion RRA with White Lion. Subsequently, on April 26, 2023, UPTD and White Lion entered into an amendment to the Common Stock Purchase Agreement. Pursuant to the Common Stock Purchase Agreement, following the Closing, New Estrella will have the right, but not the obligation, to require White Lion to purchase, from time to time up to $50,000,000 in aggregate gross purchase price of newly issued shares of Common Stock (the “Equity Line Shares”), subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement as further described in Note 8.

On October 10, 2023, the Company used a portion of the net proceeds from the Business Combination to pay $8.3 million due to Eureka under the Services Agreement and approximately $0.9 million aggregate amount due to Eureka under the License Agreement, comprised of the outstanding portion of the upfront fee as well as a milestone payment in connection with the submission of the IND application for EB103. The Company intends to devote the remaining net proceeds from the Business Combination to the preclinical and clinical development of the Company’s product candidates and the public company compliance costs.

On March 4, 2024, Estrella and Eureka entered into Statement of Work No. 001 (“SOW”) relating to the clinical trial services to be performed by Eureka in connection with STARLIGHT-1, the Phase I/II clinical trial of Estrella’s product candidate, EB103, a T-cell therapy targeting CD19 using ARTEMIS® T cell technology licensed by Estrella from Eureka. Pursuant to the SOW, Estrella agrees to pay Eureka non-refundable net fees in connection with the achievement of certain milestones set forth in the SOW, with total fees of $33.0 million for achievement of all milestones. As of December 31, 2024, Estrella has paid $3.5 million to Eureka for covering the fees associated with the milestones that have been achieved. In addition, the Company has made a deposit of $1.5 million towards patient treatment expenses, which will be applied to the final invoice, with unused portion of this deposit to be refunded once all expenses are fully settled.

On May 13, 2024, the Company and Eureka entered into Amendment No. 1 to the Statement of Work, effective as of March 4, 2024, to clarify that in the event that Estrella exercises its right to terminate or suspend the engagement with Eureka by providing written notice to Eureka in accordance with the SOW, Estrella will only be obligated to compensate Eureka for (i) services provided by Eureka pursuant to the SOW (“Services”) in connection with milestones that were achieved prior to the date and time of such written notice, (ii) reasonable and documented pass-through costs incurred by Eureka on behalf of Estrella prior to the date and time of such written notice in connection with providing the Services and (iii) amounts payable to third parties pursuant to commitments reasonably entered into by Eureka on behalf of Estrella prior to the date and time of such written notice in connection with providing the Services, provided that Eureka shall make commercially reasonable efforts to cancel or reduce any such amounts.

The Company’s future operations are highly dependent on a combination of factors, including but not necessarily limited to (1) the success of our research and development programs; (2) the timely and successful completion of any additional financing; (3) the development of competitive therapies by other biotechnology and pharmaceutical companies; (4) our ability to manage growth of the organization; (5) our ability to protect our technology and products; and, ultimately (6) regulatory approval and successful commercialization and market acceptance of our product candidates.

However, management believes that the Company has sufficient funds on hand and ability to raise funds in the future through the issuance and sale of Equity Line Shares to White Lion in order to meet its working capital requirements and debt obligations, for at least the next 12 months from the filing date of these consolidated financial statements.

Note 1 — Organization and Business Operation

Description of business

Estrella Immunopharma, Inc. (“Estrella”), a Delaware corporation, is a clinical-stage biopharmaceutical company developing T-cell therapies with the capacity to cure patients with blood cancers and solid tumors.

Estrella was incorporated in the State of Delaware on March 30, 2022 by Eureka Therapeutics, Inc. (“Eureka”), which was incorporated in California in February 2006 and reincorporated in Delaware in March 2018 and is the predecessor of Estrella.

On June 28, 2022, pursuant to a Contribution Agreement between Estrella and Eureka (the “Contribution Agreement”), Eureka contributed certain assets (the “Assets”) related to T-cell therapies targeting CD19 and CD22, proteins expressed on the surface of almost all B-cell leukemias and lymphomas, in exchange for 105,000,000 shares of Estrella’s Series AA Preferred Stock (the “Separation”).

As part of the Separation, Estrella entered into a License Agreement (the “License Agreement”) with Eureka and Eureka Therapeutics (Cayman) Ltd. (“Eureka Cayman”), an affiliate of Eureka, and a Services Agreement (the “Services Agreement”) with Eureka, and Eureka contributed and assigned the Collaboration Agreement between Eureka and Imugene Limited (“Imugene”) (the “Collaboration Agreement”) to Estrella. The License Agreement grants the Company an exclusive license to develop CD19 and CD22 targeted T-cell therapies using Eureka’s ARTEMIS® platform. Under the Services Agreement, Eureka has agreed to perform certain services for the Company in connection with the development of the Company’s product candidates, EB103 and EB104. EB103, which is a T-cell therapy also called “CD19-Redirected ARTEMIS® T-Cell Therapy,” utilizes Eureka’s ARTEMIS® technology to target CD19. The Company is also developing EB104, a T-cell therapy also called “CD19/22 Dual-Targeting ARTEMIS® T-Cell Therapy.” Like EB103, EB104 utilizes Eureka’s ARTEMIS® technology to target not only CD19, but also CD22. The Collaboration Agreement establishes the partnership between the Company and Imugene related to development of solid tumor treatments using Imugene’s product candidate (“CF33-CD19t”) in conjunction with EB103.

On March 2, 2023, the FDA cleared Estrella’s IND application for EB103, allowing Estrella to proceed with the Phase I/II STARLIGHT-1 Clinical Trial “STARLIGHT-1”. On March 4, 2024, the Company, Estrella and Eureka executed Statement of Work #001 relating to clinical trial services to be performed by Eureka in connection with the STARLIGHT-1 clinical trial (see Note 5). On May 13, 2024, the Company and Eureka entered into Amendment No. 1 to the Statement of Work, effective as of March 4, 2024 (see Note 5). As of September 30, 2025, the Company is continuing to enroll patients into the STARLIGHT-1 clinical trial in the U.S.

On September 29, 2023 (the “Closing Date”), Estrella and TradeUP Acquisition Corp. (“UPTD”) consummated the business combination (the “Business Combination”) pursuant to the terms of the Agreement and Plan of Merger, dated as of September 30, 2022 (the “Merger Agreement”), by and among UPTD, Tradeup Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of UPTD (“Merger Sub”), and the Company. Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Estrella, with Estrella surviving as a wholly-owned subsidiary of UPTD. Upon closing of the Business Combination (the “Closing”), UPTD changed its corporate name to Estrella Immunopharma, Inc. (“New Estrella” or the “Company”). Estrella’s fiscal year end was June 30, and the Company’s fiscal year end changed from December 31 to June 30 effective as of the Closing Date.

On June 26, 2024, the Company filed a Certificate of Ownership and Merger with the Delaware Secretary of State to effect a merger (the “Merger 1”) with its wholly-owned subsidiary, Estrella BioPharma Inc, pursuant to Section 253 of the Delaware General Corporation Law. The Merger 1 was approved by resolutions duly adopted by the unanimous written consent of the Company’s board of directors. The Merger 1 became effective at 11:59 PM Eastern Time on June 30, 2024, at which time the separate existence of Estrella ceased, and the Company became the surviving corporation.

In November 2024, the Company established Estrella Immunopharma (Hong Kong) Co. Ltd (“Estrella HK”) as a wholly-owned subsidiary in Hong Kong. This subsidiary was created to facilitate strategic collaborations and provide a local presence to support the Company’s operations and initiatives in Asia. As of September 30, 2025, Estrella HK had not commenced any operations.

On November 25, 2024, the Board of Directors of the Company (the “Board”) approved a change in the fiscal year end of the Company from June 30 to December 31.

Liquidity and Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared on a basis which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of September 30, 2025, the Company had cash of approximately $1.6 million, and accumulated deficit of approximately $36.4 million. For the nine months ended September 30, 2025, loss from operations was approximately $12.4 million. The Company’s ability to fund its operations is dependent on the amount of cash on hand and its ability to raise debt or additional equity financing. The Company has expended substantial funds on its research and development business, has experienced losses and negative cash flows from operations since its inception and expects losses and negative cash flows from operations to continue until its technology receives regulatory approval and the Company generates sufficient revenue and positive cash flow from operations, if ever.

On April 20, 2023, UPTD entered into the Common Stock Purchase Agreement and the White Lion RRA with White Lion. Subsequently, on April 26, 2023, UPTD and White Lion entered into an amendment to the Common Stock Purchase Agreement. Pursuant to the Common Stock Purchase Agreement, following the Closing, New Estrella will have the right, but not the obligation, to require White Lion to purchase, from time to time up to $50,000,000 in aggregate gross purchase price of newly issued shares of Common Stock (the “Equity Line Shares”), subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement as further described in Note 4.

On March 4, 2024, Estrella and Eureka entered into Statement of Work No. 001 (“SOW”) relating to the clinical trial services to be performed by Eureka in connection with STARLIGHT-1, the Phase I/II clinical trial of Estrella’s product candidate, EB103, a T-cell therapy targeting CD19 using ARTEMIS® T cell technology licensed by Estrella from Eureka. Pursuant to the SOW, Estrella agrees to pay Eureka non-refundable net fees in connection with the achievement of certain milestones set forth in the SOW, with total fees of $33.0 million for achievement of all milestones. As of September 30, 2025, Estrella has paid approximately $3.5 million to Eureka for covering the fees associated with the milestones that have been achieved. In addition, the Company has made a deposit of $1.5 million towards patient treatment expenses, which will be applied to the final invoice, with the unused portion of this deposit to be refunded once all expenses are fully settled. The deposit was recorded as prepaid expenses, related party on the Company’s unaudited condensed consolidated balance sheets.

On May 13, 2024, the Company and Eureka entered into Amendment No. 1 to the Statement of Work, effective as of March 4, 2024, to clarify that in the event that Estrella exercises its right to terminate or suspend the engagement with Eureka by providing written notice to Eureka in accordance with the SOW, Estrella will only be obligated to compensate Eureka for (i) services provided by Eureka pursuant to the SOW (“Services”) in connection with milestones that were achieved prior to the date and time of such written notice, (ii) reasonable and documented pass-through costs incurred by Eureka on behalf of Estrella prior to the date and time of such written notice in connection with providing the Services and (iii) amounts payable to third parties pursuant to commitments reasonably entered into by Eureka on behalf of Estrella prior to the date and time of such written notice in connection with providing the Services, provided that Eureka shall make commercially reasonable efforts to cancel or reduce any such amounts.

From May 2025 to September 2025, the Company entered into securities purchase agreements (the “Securities Purchase Agreement”) with certain investors (the “Purchasers”). As of September 30, 2025, the Company had issued 1,600,000 shares of its common stock to the Purchasers upon received gross proceeds of approximately $2.4 million.

The Company’s future operations are highly dependent on a combination of factors, including but not necessarily limited to (1) the success of our research and development programs; (2) the timely and successful completion of any additional financing; (3) the development of competitive therapies by other biotechnology and pharmaceutical companies; (4) our ability to manage growth of the organization; (5) our ability to protect our technology and products; and, ultimately (6) regulatory approval and successful commercialization and market acceptance of our product candidates.

However, management believes that the Company has sufficient funds on hand and ability to raise funds in the future through the issuance and sale of Equity Line Shares to White Lion in order to meet its working capital requirements and debt obligations, for at least the next 12 months from the filing date of these unaudited condensed consolidated financial statements.